Statements Of Changes In Partners' Capital - USD ($)	Limited Partners [Member]	Special Limited Partners [Member]	New Profit Memo Account [Member]	General Partner [Member]	Total
PARTNERS' CAPITAL at Dec. 31, 2018	$ 96,830,015	$ 65,627,045		$ 2,464,556	$ 164,921,616
Contributions	4,586,000				4,586,000
Withdrawals	(17,721,534)	(6,912,465)		(1,056,135)	(25,690,134)
Net income (loss)	5,270,267	5,599,660	803	238,738	11,109,468
General Partner's allocation - profit share	(1,055,332)		1,055,332
Transfer of New Profit Memo Account to General Partner			(1,056,135)	1,056,135
PARTNERS' CAPITAL at Dec. 31, 2019	87,909,416	64,314,240		2,703,294	154,926,950
Contributions	3,750,000				3,750,000
Withdrawals	(21,446,593)	(2,081,752)		(271)	(23,528,616)
Net income (loss)	(10,803,825)	(5,572,931)	(5)	(222,644)	(16,599,405)
General Partner's allocation - profit share	(276)		276
Transfer of New Profit Memo Account to General Partner			(271)	271
PARTNERS' CAPITAL at Dec. 31, 2020	$ 59,408,722	$ 56,659,557		$ 2,480,650	$ 118,548,929